Marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	$ 602	$ 659
Non-current	49	44
Marketable Securities [member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	602	652
Amortised cost	49	51
Total	651	703
Current	602	$ 659
Non-current	$ 49